Cambria Global Momentum ETF
Schedule of Investments
July 31, 2026 (Unaudited)

EXCHANGE TRADED FUNDS - 99.8%	Shares		Value
Cambria Chesapeake Pure Trend ETF (a)(b)	210,436		$ 4,052,955
Cambria Emerging Shareholder Yield ETF (b)(c)	176,957		8,028,539
Cambria Foreign Shareholder Yield ETF (b)	226,459		8,902,103
Cambria Global Value ETF (b)	238,372		8,912,729
Cambria Micro and SmallCap Shareholder Yield ETF (b)	236,750		7,840,142
FlexShares Morningstar Global Upstream Natural Resources Index Fund	75,914		3,973,339
Grizzle Growth ETF (b)	71,116		3,891,994
Invesco DB Base Metals Fund	167,995		4,226,754
Invesco DB Energy Fund	133,903		4,183,130
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	231,537		4,065,790
iShares Global Energy ETF	78,535		4,376,756
iShares Global Industrials ETF (c)	21,652		4,292,725
iShares Global Tech ETF	28,481		3,778,859
TOTAL EXCHANGE TRADED FUNDS (Cost $63,376,807)			70,525,815

SHORT-TERM INVESTMENTS - 0.8%	Shares		Value
Investments Purchased with Proceeds from Securities Lending – 0.5%
First American Treasury Obligations Fund - Class X, 3.60% (d)	379,300		379,300

Money Market Funds – 0.3%
First American Government Obligations Fund - Class X, 3.58% (d)	174,908		174,908
TOTAL SHORT-TERM INVESTMENTS (Cost $554,208)			554,208

TOTAL INVESTMENTS - 100.6% (Cost $63,931,015)			71,080,023
Liabilities in Excess of Other Assets - (0.6)%		(0.00583)	(411,827)
TOTAL NET ASSETS - 100.0%			$ 70,668,196

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Affiliated security as defined by the Investment Company Act of 1940.
(c)	All or a portion of this security is on loan as of July 31, 2026. The fair value of these securities was $370,169 or 0.5% of the Fund’s net assets.
(d)	The rate shown represents the 7-day annualized yield as of July 31, 2026.

Summary of Fair Value Disclosure as of July 31, 2026 (Unaudited)

Cambria Global Momentum ETF (the “Fund”) has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$ 70,525,815	$ –	$ –	$ 70,525,815
Investments Purchased with Proceeds from Securities Lending	379,300	–	–	379,300
Money Market Funds	174,908	–	–	174,908
Total Investments	$ 71,080,023	$ –	$ –	$ 71,080,023

Refer to the Schedule of Investments for further disaggregation of investment categories.

Transactions with affiliated companies during the period ended July 31, 2026, were as follows:

Security Name	Market Value as of April 30, 2026	Purchases	Sales	Market Value as of July 31, 2026	Share Balance as of July 31, 2026	Dividend Income	Change in Unrealized Gain (Loss)	Realized Gain (Loss)
Cambria Chesapeake Pure Trend ETF	$-	$4,622,188	$(467,348)	$4,052,955	210,436	$-	$(77,051)	$(24,834)
Cambria Emerging Shareholder Yield ETF	8,674,138	3,721,962	(4,377,310)	8,028,539	176,957	33,632	(1,028,236)	1,037,985
Cambria Foreign Shareholder Yield ETF	17,142,815	1,104,286	(9,382,567)	8,902,103	226,459	81,132	(2,275,183)	2,312,752
Cambria Global Value ETF	16,415,996	1,123,145	(9,056,753)	8,912,729	238,372	79,236	(2,018,713)	2,449,054
Cambria Micro and SmallCap Shareholder Yield ETF	8,443,592	3,625,566	(4,683,368)	7,840,142	236,750	25,824	94,673	359,679
Grizzle Growth ETF	8,894,913	616,486	(5,674,155)	3,891,994	71,116	-	(1,136,815)	1,191,565
	$59,571,454	$14,813,633	$(33,641,501)	$41,628,462	1,160,090	$219,824	$(6,441,325)	$7,326,201